Subsequent Events (Details)	Apr. 14, 2025 USD ($) Subsidiary Vessel Vote $ / shares shares	Apr. 07, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Subsequent Events [Abstract]
Common shares, authorized (in shares)			1,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.001
Common shares outstanding (in shares)			1,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Common shares, authorized (in shares)		3,900,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)		100,000,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Number of tanker-owning subsidiaries | Subsidiary	1
Number of vessels owned by each subsidiary | Vessel	1
Working capital contribution | $	$ 10,356,450
Common shares outstanding (in shares)	2,386,732
Number of shares of common stock issued for shares of Company stock (in shares)	1
Number of shares of Company common stock held to receive stock (in shares)	8
Subsequent Event [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, shares issued (in shares)	2,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 25
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Preferred shares, shares issued (in shares)	40,000
Subsequent Event [Member] | Robin [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, shares issued (in shares)	2,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 25
Initial aggregate stated amount | $	$ 50,000,000
Percentage of volume weighted average price	200.00%
Subsequent Event [Member] | Robin [Member] | Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Preferred shares, shares issued (in shares)	40,000
Number of votes per share | Vote	100,000
Subsequent Event [Member] | Robin [Member] | Minimum [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares that can be converted (in shares)	40,000
Consecutive trading day period	5 days
Subsequent Event [Member] | Robin [Member] | Maximum [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Subsequent Events [Abstract]
Consecutive trading day period	5 days